ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

                      SUPPLEMENT DATED NOVEMBER 18, 2009,
TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 27, 2009,
                          AS REVISED OCTOBER 26, 2009

  This supplement updates certain information contained in the prospectus and statement of additional information (SAI) and should be attached to the prospectus and SAI, and retained for future reference.


PROSPECTUS
  ALL REFERENCES TO MORNINGSTAR ASSOCIATES, LLC OR "MORNINGSTAR" AS A CONSULTANT TO THE MANAGER, SHALL NOW BE WILSHIRE FUNDS MANAGEMENT OR "WILSHIRE." THERE IS A REDUCTION TO THE CONSULTANT FEE CHARGED TO MANAGER AS A RESULT OF THE APPOINTMENT OF WILSHIRE AS THE MANAGER'S CONSULTANT.


STATEMENT OF ADDITIONAL INFORMATION

  ALL REFERENCES TO MORNINGSTAR ASSOCIATES, LLC OR "MORNINGSTAR" AS A CONSULTANT TO THE MANAGER, SHALL NOW BE WILSHIRE FUNDS MANAGEMENT OR "WILSHIRE." THERE IS A REDUCTION TO THE CONSULTANT FEE CHARGED TO MANAGER AS A RESULT OF THE APPOINTMENT OF WILSHIRE AS THE MANAGER'S CONSULTANT.

  THE SECOND PARAGRAPH, ON PAGE 38, IS REPLACED IN ITS ENTIRETY AS FOLLOWS:

  "Wilshire Funds Management ("Wilshire"), located at 222 West Adams Street, Suite 1725, Chicago, IL 60606, serves as a consultant to the Manager in preparing statistical and other factual information for use in the creation and maintenance of the asset allocation models for the Fusion Funds pursuant to an agreement between the Manager and Wilshire. Wilshire serves as a consultant to the Manager with respect to selecting the Fusion Permitted Underlying Investments and the Fund's asset allocations among the Permitted Underlying Investments. The Manager, not any Fund, pays a consultant fee to Morningstar."

  THE SECTION ENTITLED REGULATORY AND LEGAL INQUIRIES, BEGINNING ON PAGE 44, IS DELETED IN ITS ENTIRETY.

                                      ******

 UNDER THE SECTION ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES -- FUTURES AND OPTIONS INVESTMENT RISKS, ON PAGE 17, THE THIRD PARAGRAPH IS DELETED IN ITS ENTIRETY.










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